Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	$ 414.6	$ 427.2
Other payables
Salaries and related payables	17.3	82.3
Provision for annual leave and early retirement (see Note 14(a))	14.1	11.8
Government institutions	15.5	291.2
Accrued interest	3.9	5.3
Accrued expenses	54.6	43.7
Advances from customers and others	9.5	11.5
Payables and other credit balances	36.9	23.2
Other payables	151.8	469.0
Total trade and other payables	$ 566.4	$ 896.2